Provisions for Impairment of Financial Assets - Schedule of Established and Released Provision Amounts (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Provisions established	$ (793,047)	$ (737,583)	$ (342,545)
Released provisions	270,152	277,357
Totals	(522,895)	(460,226)
Commercial loans [member]
Disclosure of financial assets [line items]
Provisions established	(541,857)	(423,043)	(160,694)
Released provisions	173,955	178,243
Totals	(367,902)	(244,800)
Mortgage loans [member]
Disclosure of financial assets [line items]
Provisions established	(27,516)	(35,031)	688
Released provisions	9,667	9,102
Totals	(17,849)	(25,929)
Consumer loans [member]
Disclosure of financial assets [line items]
Provisions established	(223,664)	(279,002)	(182,326)
Released provisions	86,312	89,247
Totals	(137,352)	(189,755)
Sub Total [member]
Disclosure of financial assets [line items]
Provisions established	(793,037)	(737,076)	(342,332)
Released provisions	269,934	276,592
Totals	(523,103)	(460,484)
Bank [member]
Disclosure of financial assets [line items]
Provisions established	(10)	(507)	(213)
Released provisions	218	765
Totals	$ 208	$ 258
Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Provisions established			(1,276,035)
Individually assessed for credit losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Provisions established			(634,886)
Individually assessed for credit losses [member] | Mortgage loans [member]
Disclosure of financial assets [line items]
Provisions established			(78,185)
Individually assessed for credit losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Provisions established			(562,620)
Individually assessed for credit losses [member] | Sub Total [member]
Disclosure of financial assets [line items]
Provisions established			(1,275,691)
Individually assessed for credit losses [member] | Bank [member]
Disclosure of financial assets [line items]
Provisions established			(344)
Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Provisions established			933,490
Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Provisions established			474,192
Collectively assessed for credit losses [member] | Mortgage loans [member]
Disclosure of financial assets [line items]
Provisions established			78,873
Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Provisions established			380,294
Collectively assessed for credit losses [member] | Sub Total [member]
Disclosure of financial assets [line items]
Provisions established			933,359
Collectively assessed for credit losses [member] | Bank [member]
Disclosure of financial assets [line items]
Provisions established			$ 131